Trade receivables (Tables)	12 Months Ended
Jun. 30, 2020
Trade receivables.
Schedule of trade receivables

	2020	2019
	£’000	£’000
Trade receivables	172,829	46,694
Less: provision for impairment of trade receivables	(13,150)	(12,954)
Net trade receivables	159,679	33,740
Less: non-current portion
Trade receivables	43,694	9,889
Current trade receivables	115,985	23,851